Average Annual Total Returns{- Fidelity Advisor Freedom® 2060 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2060 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Since Inception		Class A After Taxes on Distributions Inception Date	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Since Inception		Class A After Taxes on Distributions and Sales Inception Date	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Since Inception		Class M Return Before Taxes Inception Date	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Since Inception		Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1032 Past 1 year	F1032 Past 5 years	F1032 Since Inception
Total	9.07%	12.36%	9.55%	[1]	Aug. 05, 2014	6.55%	10.65%	8.11%	[1]	Aug. 05, 2014	6.34%	9.42%	7.27%	[1]	Aug. 05, 2014	11.29%	12.59%	9.62%	[1]	Aug. 05, 2014	13.75%	12.84%	9.60%	[1]	Aug. 05, 2014	15.87%	13.98%	10.70%	[1]	Aug. 05, 2014	16.03%		13.76%	[1]	Oct. 02, 2018	28.71%	18.47%	15.27%	[1]	16.18%	13.97%	10.87%	[1]

[1]	(a)From August 5, 2014 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.